Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies.
Future Minimum Lease Payments Under Capital Lease	Future minimum lease payments for the leases as of December 31, 2014, are as follows:
	2015				2016
	Principal		Interest		Principal		Interest
Capital lease		$107		$4		$14		$—
	~~W~~	117	~~W~~	4	~~W~~	16	~~W~~	—

Future Minimum Rental Payments Under Operating Lease	Future minimum rental payments for the operating leases as of December 31, 2014, are as follows:
	(In millions of Korean Won)
2015	~~W~~	1,671
2016		1,586

	~~W~~	3,257